Derivative Instruments	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Derivative Instruments
Note 8: Derivative Instruments
D
erivative instruments are financial contracts that derive their value from underlying changes in interest rates, foreign exchange rates or other financial or commodity prices or indices.
Derivative instruments are either regulated exchange-traded contracts or negotiated over-the-counter
contracts. We use these instruments for trading purposes, as well as to manage our exposures, m
a
inly to foreign currency and interest rate fluctuations, as part of our asset/liability management program.
T
ypes of Derivatives
Swaps
Swaps are contractual agreements between two parties to exchange a series of cash flows. The various swap agreements that we enter into are as follows:
•	Interest rate swaps – counterparties generally exchange fixed and floating rate interest payments based on a notional value in a single currency.
•	Cross-currency swaps – fixed rate interest payments and principal amounts are exchanged in different currencies.
•	Cross-currency interest rate swaps – fixed and/or floating rate interest payments and principal amounts are exchanged in different currencies.
•	Commodity swaps – counterparties generally exchange fixed and floating rate payments based on a notional value of a single commodity.
•
Equity swaps – counterparties exchange the return on an equity security or a group of equity securities for the return based on a fixed or floating interest rate or the return on another equity security or group of equity securities.

•	Credit default swaps – one counterparty pays the other a fee in exchange for that other counterparty agreeing to make a payment if a credit event occurs, such as bankruptcy or failure to pay.
•
Total return swaps – one counterparty agrees to pay or receive from the other cash amounts based on changes in the value of a reference asset or group of assets, including any returns such as interest earned on these assets, in exchange for amounts that are based on prevailing market funding rates.

F
orwards and Futures
Forwards and futures are contractual agreements to either buy or sell a specified amount of a currency, commodity, interest rate-sensitive financial instrument or security at a specified price and date in the future.
Forwards are customized contracts transacted in the
over-the-counter
market. Futures are transacted in standardized amounts on regulated exchanges and are subject to daily cash margining.
Options
Options are contractual agreements that convey to the purchaser the right but not the obligation to either buy or sell a specified amount of a currency, commodity, interest-rate-sensitive financial instrument or security at a fixed future date or at any time within a fixed future period.
For options written by us, we receive a premium from the purchaser for accepting market risk.
For options purchased by us, we pay a premium for the right to exercise the option. Since we have no obligation to exercise the option, our primary exposure to risk is the potential credit risk if the writer of an over-the-counter
contract fails to meet the terms of the contract.
Caps, collars and floors are specialized types of written and purchased options. They are contractual agreements in which the writer agrees to pay the purchaser, based on a specified notional amount, the difference between the market rate and the prescribed rate of the cap, collar or floor. The writer receives a premium for selling this instrument.
A swaption is an option granting its owner the right but not the obligation to enter into an underlying swap.
A futures option is an option contract in which the underlying instrument is a single futures contract.
The main risks associated with these derivative instruments are related to exposure to movements in interest rates, foreign exchange rates, credit quality, value of the underlying financial instrument or commodity, as applicable, and the possible inability of counterparties to meet the terms of the contracts.
Embedded Derivatives
From time to time, we purchase or issue financial instruments containing embedded derivatives. The embedded derivative in a financial liability is separated from the host contract and carried at fair value if the economic characteristics of the derivative are not closely related to those of the host contract, the terms of the embedded derivative are the same as those of a stand-alone derivative, and the combined contract is not measured at fair value. To the extent that we cannot reliably identify and measure the embedded derivative, the entire contract is carried at fair value, with changes in fair value reflected in income. Embedded derivatives in certain of our equity linked notes are accounted for separately from the host instrument.
Contingent Features
Certain
over-the-counter
derivative instruments contain provisions that link the amount of collateral we are required to post or pay to our credit ratings as determined by the major credit rating agencies. If our credit ratings were to be downgraded, certain counterparties to these derivative instruments could demand immediate and ongoing collateralization on derivative liability positions or request immediate payment. The aggregate fair value of all derivative instruments with collateral posting requirements that were in a liability position as at October 31, 2021 was
$4,537 million ($6,560
million as at October 31, 2020), for which we have posted collateral of

$3,921 million ($5,967 million in 2020).
Risks Hedged
Interest Rate Risk
We manage interest rate risk through interest rate futures, interest rate swaps and options, which are linked to and adjust the interest rate sensitivity of a specific asset, liability, forecasted transaction or firm commitment, or a specific pool of transactions with similar risk characteristics.
Foreign Currency Risk
We manage foreign currency risk through currency futures, foreign currency options, cross-currency swaps, foreign exchange spot transactions, forward contracts and deposits denominated in foreign currencies.
Equity Price Risk
We manage equity price risk through total return swaps.

Trading Derivatives
Trading derivatives include derivatives entered into with customers to accommodate their risk management needs, market-making to facilitate customer-driven demand for derivatives, derivatives transacted on a limited basis to generate trading income from our principal trading positions, and certain derivatives that we enter into as part of our risk management strategy that do not qualify as hedges for accounting purposes (“economic hedges”).
We structure and market derivative products to enable customers to transfer, modify or reduce current or expected exposure to risks.
Principal trading activities include market-making and positioning activities. Market-making involves quoting bid and offer prices to other market participants with the intention of generating revenues based on spread and volume. Positioning activities involve managing market risk positions with the expectation of profiting from favourable movements in prices, rates or indices.
Trading derivatives are recorded at fair value. Realized and unrealized gains and losses are generally recorded in non-interest
revenue, trading revenues, in our Consolidated Statement of Income. Unrealized gains and losses on derivatives used to economically hedge certain exposures may be recorded in the Consolidated Statement of Income in the same line as the unrealized gains and losses arising from the exposures. Unrealized gains on trading derivatives are recorded as derivative instrument assets and unrealized losses are recorded as derivative instrument liabilities in our Consolidated Balance Sheet.
We may also economically hedge a portion of our U.S. dollar earnings through forward foreign exchange contracts and/or options to minimize fluctuations in our consolidated net income due to the translation of our U.S. dollar earnings. These contracts are recorded at fair value, with changes in fair value recorded in non-interest
revenue, trading revenues, in our Consolidated Statement of Income.
Fair Value of Trading and Hedging Derivatives
Fair value represents
point-in-time
estimates that may change in subsequent reporting periods due to market conditions or other factors. A discussion of the fair value measurement of derivatives is included in Note 17.
Fair values of our derivative instruments are as follows:

(Canadian $ in millions)			2021			2020
	Gross assets	Gross liabilities	Net	Gross assets	Gross liabilities	Net
Trading
Interest Rate Contracts
Swaps	6,132	(4,323)	1,809	10,510	(7,585)	2,925
Forward rate agreements	42	(105)	(63)	29	(276)	(247)
Purchased options	641	–	641	667	–	667
Written options	–	(520)	(520)	–	(714)	(714)
Futures	–	(3)	(3)	3	(18)	(15)
Foreign Exchange Contracts (1)
Cross-currency swaps	1,438	(1,207)	231	2,080	(1,428)	652
Cross-currency interest rate swaps	8,595	(5,827)	2,768	4,151	(4,207)	(56)
Forward foreign exchange contracts	3,505	(3,925)	(420)	3,611	(2,954)	657
Purchased options	381	–	381	346	–	346
Written options	–	(384)	(384)	–	(312)	(312)
Commodity Contracts
Swaps	5,916	(1,256)	4,660	2,162	(1,733)	429
Purchased options	1,383	–	1,383	373	–	373
Written options	–	(815)	(815)	–	(456)	(456)
Futures	319	(120)	199	53	(144)	(91)
Equity Contracts	5,998	(9,383)	(3,385)	8,461	(6,514)	1,947
Credit Contracts
Purchased	–	(3)	(3)	11	(6)	5
Written	–	(4)	(4)	–	(8)	(8)
Total fair value – trading derivatives	34,350	(27,875)	6,475	32,457	(26,355)	6,102
Hedging
Interest Rate Contracts (2)
Cash flow hedges – swaps	354	(1,166)	(812)	2,602	(43)	2,559
Fair value hedges – swaps	903	(662)	241	1,118	(2,257)	(1,139)
Total swaps	1,257	(1,828)	(571)	3,720	(2,300)	1,420
Foreign Exchange Contracts
Cash flow hedges	1,020	(1,112)	(92)	638	(1,710)	(1,072)
Fair value hedges	–	–	–	–	(1)	(1)
Net investment hedges	46	–	46	–	–	–
Total foreign exchange contracts	1,066	(1,112)	(46)	638	(1,711)	(1,073)
Equity Contracts
Cash flow hedges	40	–	40	–	(9)	(9)
Total equity contracts	40	–	40	–	(9)	(9)
Total fair value – hedging derivatives (3)	2,363	(2,940)	(577)	4,358	(4,020)	338
Total fair value – trading and hedging derivatives	36,713	(30,815)	5,898	36,815	(30,375)	6,440
Less: impact of master netting agreements	(20,952)	20,952	–	(19,302)	19,302	–
Total	15,761	(9,863)	5,898	17,513	(11,073)	6,440

(1)	Gold contracts are included with foreign exchange contracts.
(2)	We held no bond futures as at October 31, 2021 (the fair value of bond futures designated in fair value hedge relationships rounded down to $nil as at October 31, 2020).
(3)	The fair values of hedging derivatives wholly or partially offset the changes in fair values of the related on-balance sheet financial instruments.
Assets are shown net of liabilities to customers where we have a legally enforceable right to offset amounts and we intend to settle contracts on a net basis.

Notional Amounts of Trading Derivatives
The notional amounts of our derivatives represent the amount to which a rate or price is applied in order to calculate the amount of cash that must be exchanged under the contract. Notional amounts do not represent assets or liabilities and therefore are not recorded in our Consolidated Balance Sheet.

(Canadian $ in millions)			2021			2020
	Exchange traded	Over-the-counter	Total	Exchange traded	Over-the-counter	Total
Interest Rate Contracts
Swaps	–	3,976,428	3,976,428	–	4,148,257	4,148,257
Forward rate agreements	–	147,657	147,657	–	517,332	517,332
Purchased options	10,611	69,491	80,102	24,683	57,833	82,516
Written options	3,621	68,155	71,776	3,796	64,728	68,524
Futures	232,972	–	232,972	297,578	–	297,578
Total interest rate contracts	247,204	4,261,731	4,508,935	326,057	4,788,150	5,114,207
Foreign Exchange Contracts (1)
Cross-currency swaps	–	45,482	45,482	–	47,805	47,805
Cross-currency interest rate swaps	–	506,791	506,791	–	534,752	534,752
Forward foreign exchange contracts	–	489,081	489,081	–	494,640	494,640
Purchased options	1,762	54,145	55,907	1,673	39,067	40,740
Written options	4,735	54,147	58,882	2,346	41,327	43,673
Futures	222	–	222	1,608	–	1,608
Total foreign exchange contracts	6,719	1,149,646	1,156,365	5,627	1,157,591	1,163,218
Commodity Contracts
Swaps	–	28,892	28,892	–	30,613	30,613
Purchased options	10,020	4,526	14,546	4,846	5,728	10,574
Written options	11,000	3,132	14,132	6,514	3,704	10,218
Futures	39,448	–	39,448	39,011	–	39,011
Total commodity contracts	60,468	36,550	97,018	50,371	40,045	90,416
Equity Contracts	106,302	98,962	205,264	110,274	60,202	170,476
Credit Contracts
Purchased	–	12,358	12,358	–	7,407	7,407
Written	–	5,158	5,158	–	1,795	1,795
Total	420,693	5,564,405	5,985,098	492,329	6,055,190	6,547,519

(1)	Gold contracts are included with foreign exchange contracts.
Table excludes loan commitment derivatives with notionals of $5,613 million ($2,603 million as at October 31, 2020).
Derivatives Used in Hedge Accounting
In accordance with our risk management strategy, we enter into various derivative contracts to hedge our interest rate, foreign currency and equity price exposures. We also use deposits, cross-currency swaps and foreign exchange forwards to hedge foreign currency exposure in our net investment in foreign operations.
When the hedged item is accounted for at FVTPL, there is a natural offset within the income statement with the related derivative. However, when we manage risks incumbent in instruments that are accounted for at amortized cost, including loans and deposits, or FVOCI debt securities we use hedge accounting in order to eliminate the mismatch between the hedged item and the mark to market derivative.
To the extent these instruments used to manage risk qualify for hedge accounting, we designate them in accounting hedge relationships. Our structural market risk strategies, including our approach to managing interest rate and foreign exchange risk, are included in the blue-tinted font in the Structural
(Non-Trading)
Market Risk section of Management’s Discussion and Analysis within this report. In addition, our exposure to foreign exchange rate risk is discussed in the Foreign Exchange Risk section of Management’s Discussion and Analysis. Our exposure to equity price risk and our approach to managing it are discussed in the Other Share-Based Compensation,
Mid-Term
Incentive Plans section of Note 20.
By using derivatives to hedge exposures to interest rates, foreign currency exchange rates, and equity prices, we are also exposed to the credit risk of the derivative counterparty. We mitigate credit risk by entering into transactions with high-quality counterparties, requiring the counterparties to post collateral, entering into master netting agreements, or settling through centrally cleared counterparties.
In order to qualify as an accounting hedge, the hedging relationship must be designated and formally documented at its inception, detailing the particular risk management objective and strategy for the hedge and the specific asset, liability or cash flow being hedged, as well as how effectiveness is to be assessed. Changes in the fair value of the derivative must be highly effective in offsetting changes in the fair value or changes in the amount of future cash flows of the hedged item. We evaluate hedge effectiveness at the inception of the hedging relationship and on an ongoing basis, retrospectively and prospectively, primarily using a quantitative statistical regression analysis. We consider a hedging relationship highly effective when all of the following criteria are met: correlation between the variables in the regression is at least 0.8; the slope of the regression is within a 0.8 to 1.25 range; and the confidence level of the slope is at least 95%. The practice is different for our net investment hedge, discussed in the Net Investment Hedges section below.
Any ineffectiveness in the hedging relationship is recognized as it arises in non-interest
revenue, other, in our Consolidated Statement of Income.

Under the IASB’s Phase 1 Amendments to IAS 39 and IFRS 7, certain hedge accounting requirements were modified to provide relief from the uncertainty arising from IBOR reform during the period prior to replacement of IBORs. These amendments include allowing us to assume the interest rate benchmarks which are the basis for cash flows of the hedged item and hedging instrument are not altered as a result of IBOR reform, thereby allowing hedge accounting to continue. They also provide an exception from the requirement to discontinue hedge accounting if a hedging relationship does not meet the effectiveness requirements solely as a result of IBOR reform. We continue to apply these amendments as at October 31, 2021, with application ending at the earlier of the discontinuation of the impacted hedging relationship and when there is no longer uncertainty arising from IBOR reform over the timing and amount of IBOR-based cash flows.
The following table outlines the notional amounts, and average rates of derivatives and the carrying amounts of deposits designated as hedging instruments, by term to maturity, hedge type, and risk type, where applicable.

		Remaining term to maturity					2021	2020
(Canadian $ in millions, except as noted)		Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	Total	Total
Cash Flow Hedges
Interest rate risk – Interest rate swaps
Notional amount (1)		24,639	24,172	18,145	25,733	1,463	94,152	92,296
Average fixed interest rate		0.60%	1.20%	1.15%	1.26%	1.68%	1.06%	1.39%
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards (2)
CAD-USD pair (3)	Notional amount	6,668	17,446	7,091	6,836	251	38,292	43,381
	Average fixed interest rate	1.67%	2.33%	1.43%	1.53%	3.02%	1.91%	1.92%
	Average exchange rate: CAD-USD	1.3031	1.3283	1.2606	1.3420	1.3122	1.3137	1.3219
CAD-EUR pair	Notional amount	3,843	8,634	–	1,839	201	14,517	17,299
	Average fixed interest rate	2.60%	1.91%	–	1.89%	2.97%	2.10%	2.17%
	Average exchange rate: CAD-EUR	1.5382	1.5025	–	1.4711	1.4870	1.5078	1.5008
Other currency pairs	Notional amount (4)	1,908	3,673	4,474	–	–	10,055	7,104
	Average fixed interest rate	2.51%	2.76%	2.03%	–	–	2.39%	2.63%
	Average exchange rate: CAD-Non USD/EUR	1.4245	1.2229	1.6710	–	–	1.4606	1.2923
Equity price risk – Total return swap
Notional amount		515	–	–	–	–	515	302
Fair Value Hedges
Interest rate risk – Interest rate swaps
Notional amount (5)		11,740	30,534	19,555	16,777	2,105	80,711	94,738
Average fixed interest rate		0.97%	1.30%	1.18%	1.20%	1.71%	1.21%	1.47%
Interest rate risk – Bond futures (exchange-traded derivatives)
Notional amount		–	–	–	–	–	–	48
Average price in dollars		–	–	–	–	–	–	126
Foreign exchange risk – Cross-currency swaps
USD-GBP pair	Notional amount (6)	–	–	–	–	–	–	39
	Average fixed interest rate	–	–	–	–	–	–	0.66%
	Average exchange rate: USD-GBP	–	–	–	–	–	–	1.3024
Net Investment Hedges
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards
CAD-GBP pair	Notional amount	153	1,132	–	–	–	1,285	–
Foreign exchange risk – Deposit liabilities
USD denominated deposit – carrying amount		5,964	–	–	–	–	5,964	8,219
GBP denominated deposit – carrying amount		728	–	–	–	–	728	892

(1)
The notional amount of the interest rate swaps likely subject to IBOR reform that mature after June 30, 2023 was $35,519 million of USD LIBOR as at October 31, 2021. We had a notional amount of $48,825 million as at October 31, 2020, likely subject to IBOR reform that were to mature after December 31, 2021, the cessation date at the time of adoption of the Phase 1 amendments.

(2)
Under certain hedge strategies using cross-currency swaps, a CAD leg is inserted to create two swaps designated as separate hedges (for example, a
EURO-USD
cross-currency swap split into
EURO-CAD
and
CAD-USD
cross-currency swaps). The relevant notional amount is grossed up in this table, as the cross-currency swaps are disclosed by
CAD-foreign
currency pair.

(3)	Includes CAD-AUD, CAD-CHF, CAD-CNH, CAD-GBP or CAD-HKD cross-currency swaps where applicable.
(4)
The notional amount of the cross-currency swaps likely subject to IBOR reform that mature after December 31, 2021 was $718 million of GBP LIBOR as at October 31, 2021 ($718 million as at October 31, 2020).

(5)
The notional amount of the interest rate swaps likely subject to IBOR reform that mature after June 30, 2023 was $43,642 million of USD LIBOR. We had a notional amount of $55,130 million of USD LIBOR as at October 31, 2020, likely subject to IBOR reform that were to mature after December 31, 2021, the cessation date at the time of adoption of the Phase 1 amendments. The notional amount of GBP LIBOR interest rate swaps that mature after December 31, 2021 was $nil million as at October 31, 2021 ($41 million as at October 31, 2020).

(6)
The notional amount of the cross-currency swaps likely subject to IBOR reform that mature after June 30, 2023 was $nil million of USD LIBOR as at October 31, 2021. We had a notional amount of $39 million of USD LIBOR as at October 31, 2020, likely subject to IBOR reform that were to mature after December 31, 2021, the cessation date at the time of adoption of the Phase 1 amendments.

Cash Flow Hedges
Cash flow hedges modify exposure to variability in cash flows for variable interest rate bearing instruments, foreign currency denominated assets and liabilities and certain cash-settled share-based payment grants subject to equity price risk. We use interest rate swaps with or without embedded options, cross-currency swaps, and total return swaps to hedge this variability. We hedge the full amount of foreign exchange risk, but interest rate risk is hedged only to the extent of benchmark interest rates. The benchmark interest rate is a component of interest rate risk that is observable in the relevant financial markets, for example LIBOR or Bankers’ Acceptances (BA) rate.
We determine the amount of the exposure to which hedge accounting is applied by assessing the potential impact of changes in interest rates, foreign exchange rates, and equity prices on the future cash flows of floating rate loans and deposits, foreign currency denominated assets and liabilities and certain cash-settled share-based payments. This assessment is performed using analytical techniques, such as simulation, sensitivity analysis, stress testing and gap analysis.

We record interest that we pay or receive on these cash flow hedge derivatives as an adjustment to net interest income in our Consolidated Statement of Income over the life of the hedge.
The accounting mismatch that would otherwise occur is eliminated by recording changes in the fair value of the derivative that offset changes in the fair value of the hedged item for the designated hedged risk in other comprehensive income. Hedge ineffectiveness, the portion of the change in fair value of the derivative that does not offset changes in the fair value of the hedged item, is recorded directly in non-interest
revenue, other, in our Consolidated Statement of Income as it arises.
For cash flow hedges that are discontinued before the end of the original hedge term, the cumulative unrealized gain or loss recorded in other comprehensive income is amortized to our Consolidated Statement of Income in net interest income for interest rate swaps and in employee compensation for total return swaps as the hedged item is recorded in earnings. The entire unrealized gain or loss is recognized immediately in net interest income in our Consolidated Statement of Income, if the hedged item is sold or settled. In general, we do not terminate our foreign exchange hedges before maturity.
For cash flow hedges, we use a hypothetical derivative to measure the hedged risk of floating rate loans, deposits, foreign currency denominated assets and liabilities, or share-based payment grants. This hypothetical derivative matches the critical terms of the hedged items identically, and it perfectly offsets the hedged cash flow.
In our cash flow hedge relationships, the main sources of ineffectiveness are differences in interest rate indices, tenor and reset/settlement frequencies between the hedging instrument and the hedged item.
N
et Investment Hedges
Net investment hedges mitigate our exposure to foreign currency exchange rate fluctuations related to our net investment in foreign operations.
Deposits denominated in foreign currencies, cross-currency swaps and foreign exchange forwards are designated as a hedging instrument for a portion of the net investment in foreign operations. We designate the spot rate component of our hedging instrument in net investment hedge. The foreign currency translation of our net investment in foreign operations and the effective portion of the corresponding hedging instrument are recorded in unrealized gains (losses) on translation of net foreign operations in other comprehensive income, instead of through the income statement in the case of the hedging instrument if hedge accounting were not elected.
The effectiveness of our net investment hedge is determined using the dollar offset method with spot foreign currency rates. As the notional amount of the hedging instruments and the hedged net investment in foreign operations are the same, there is no source of ineffectiveness in these hedging relationships.
For cash flow hedges and net investment hedges, the following tables contain information related to items designated as hedging instruments, hedged items and hedge ineffectiveness for the years ended October 31, 2021 and October 31, 2020.

(Canadian $ in millions)					2021
	Carrying amount of hedging instruments (1)		Hedge ineffectiveness
	Asset	Liability	Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness (2)	Gains (losses) on hypothetical derivatives used to calculate hedge ineffectiveness (2)	Ineffectiveness recorded in non-interest revenue – other
Cash F lo w H edges

Interest rate risk – Interest rate swaps	354	(1,166)	(2,467)	2,447	(5)
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards	1,020	(1,112)	276	(276)	–
Equity price risk – Total return swaps	40	–	313	(313)	–
	1,414	(2,278)	(1,878)	1,858	(5)
Net I nvestment H edges
Foreign exchange risk – Cross–currency swaps and foreign exchange forwards	46	–	29	(29)	–
Foreign exchange risk – Deposit liabilities	–	(6,692)	647	(647)	–
Total	1,460	(8,970)	(1,202)	1,182	(5)

					2020
Cash F low H edges
Interest rate risk – Interest rate swaps	2,602	(43)	2,516	(2,520)	4
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards	638	(1,710)	(315)	315	–
Equity price risk – Total return swaps	–	(9)	(108)	108	–
	3,240	(1,762)	2,093	(2,097)	4
Net I nvestment H edges
Foreign exchange risk – Cross-currency swaps and foreign exchange forwards
Foreign exchange risk – Deposit liabilities	–	(9,111)	(131)	131	–
Total	3,240	(10,873)	1,962	(1,966)	4

(1)	Represents the unrealized gains (losses) recorded as part of the derivative instruments in assets and liabilities, respectively, in our Consolidated Balance Sheet.
(2)	Represents life to date amounts.

For cash flow hedges and net investment hedges, the following tables contain information related to impacts in our Consolidated Statement of Comprehensive Income, on a
pre-tax
basis for the years ended October 31, 2021 and October 31, 2020.

(Canadian $ in millions)						2021
					Balance in cash flow hedge AOCI / net foreign operations AOCI
	Balance October 31, 2020	Gains / (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income	Balance October 31, 2021 (1)	Active hedges	Discontinued hedges
Cash F low H edges
Interest rate risk	3,529	(2,462)	(489)	578	(921)	1,499
Foreign exchange risk	(759)	266	10	(483)	(483)	–
Equity price risk	(50)	313	(84)	179	179	–
	2,720	(1,883)	(563)	274	(1,225)	1,499
Net I nvestment H edges
Foreign exchange risk	(1,939)	676	–	(1,263)	(1,263)	–
Total	781	(1,207)	(563)	(989)	(2,488)	1,499

(Canadian $ in millions)						2020
					Balance in cash flow hedge AOCI / net foreign operations AOCI
	Balance October 31 , 2019	Gains / (losses) recognized in OCI	Amount reclassified to net income as the hedged item affects net income	Balance October 31, 2020 (1)	Active hedges	Discontinued hedges
Cash F low H edges
Interest rate risk	1,156	2,512	(139)	3,529	2,359	1,170
Foreign exchange risk	(444)	(350)	35	(759)	(759)	–
Equity price risk	17	(108)	41	(50)	(50)	–
	729	2,054	(63)	2,720	1,550	1,170
Net I nvestment H edges
Foreign exchange risk	(1,808)	(131)	–	(1,939)	(1,939)	–
Total	(1,079)	1,923	(63)	781	(389)	1,170

(1)	Tax balance related to cash flow hedge accumulated other comprehensive income was $(89) million, and $(741) million as at October 31, 2020.
Fair Value Hedges
F
air value hedges modify exposure to changes in a fixed rate instrument’s fair value caused by changes in interest rates. These hedges economically convert fixed rate assets and liabilities to floating rate. We use cross-currency swaps, interest rate swaps, and bond futures to hedge interest rate risk, including benchmark interest rates, inherent in fixed rate securities, a portfolio of mortgages, deposits and subordinated debt and other liabilities.
The carrying value of fixed rate assets or liabilities that are part of a hedging relationship are adjusted for the change in value of the risk being hedged. To the extent that the change in the fair value of the derivative does not offset changes in the fair value of the hedged item for the risk being hedged, the net amount (hedge ineffectiveness) is recorded directly in non-interest
revenue, other, in our Consolidated Statement of Income.
For fair value hedges that are discontinued, we cease adjusting the hedged item. The cumulative fair value adjustment of the hedged item is then amortized to net interest income over the hedged item’s remaining term to maturity. If the hedged item is sold or settled, the cumulative fair value adjustment is included in the gain or loss on sale or settlement.
In our fair value hedge relationships, the main sources of ineffectiveness are our own credit risk on the fair value of the swap, and the difference in terms such as fixed interest rate or reset/settlement frequency between the swap and the hedged item.

The amounts relating to derivatives designated as fair value hedging instruments, hedged items and hedge ineffectiveness for the years ended October 31, 2021 and 2020 are as follows:

(Canadian $ in millions)								2021
	Carrying amount of hedging derivatives (1)		Hedge ineffectiveness				Accumulated amount of fair value hedge gains (losses) on hedged items
	Asset	Liability	Gains (losses) on hedging derivatives used to calculate hedge ineffectiveness	Gains (losses) on hedged item used to calculate hedge ineffectiveness	Ineffectiveness recorded in non-interest revenue – other	Carrying amount of the hedged item (2)	Active hedges	Discontinued hedges
Fair V alue H edge (3)
Interest rate swaps	903	(662)	–	–	–	–	–	–
Cross-currency swaps	–	–	–	–	–	–	–	–
Securities and loans	–	–	1,649	(1,654)	(5)	49,789	156	62
Deposits, subordinated debt and other liabilities	–	–	(644)	638	(6)	(31,530)	(121)	(91)
Total	903	(662)	1,005	(1,016)	(11)	18,259	35	(29)

								2020
Fair V alue H edge (3)

Interest rate swaps	1,118	(2,257)	–	–	–	–	–	–
Cross-currency swaps	–	(1)	–	–	–	–	–	–
Securities and loans	–	–	(1,791)	1,794	3	58,608	2,762	25
Deposits, subordinated debt and other liabilities	–	–	622	(620)	2	(39,950)	(943)	8
Total	1,118	(2,258)	(1,169)	1,174	5	18,658	1,819	33

(1)	Represents the unrealized gains (losses) within derivative instruments in assets and liabilities, respectively, in the Consolidated Balance Sheet.
(2)
Represents the carrying value in the Consolidated Balance Sheet and includes amortized cost, before allowance for credit losses, plus fair value hedge adjustments, except for FVOCI securities that are carried at fair value.

(3)	$nil for bond futures designated in fair value hedge relationships as at October 31, 2021 (all amounts in the table round down to $nil as at October 31, 2020).
Derivative-Related Market Risk
Derivative instruments are subject to market risk. Market risk arises from the potential for a negative impact on the balance sheet and/or statement of income due to adverse changes in the value of derivative instruments as a result of changes in certain market variables. These variables include interest rates, credit spreads, foreign exchange rates, equity and commodity prices and their implied volatilities, credit migration and default. We strive to limit market risk by employing comprehensive governance and management processes for all market risk-taking activities
.
Derivative-Related Credit Risk
Derivative instruments are subject to credit risk arising from the possibility that counterparties may default on their obligations. The credit risk associated with a derivative is normally a small fraction of the notional amount of the derivative instrument. Derivative contracts generally expose us to potential credit loss if changes in market rates affect the counterparty’s position unfavourably and the counterparty defaults on payment. The credit risk is represented by the positive fair value of the derivative instrument. We strive to limit credit risk by dealing with counterparties that we believe are creditworthy, and we manage our credit risk for derivatives using the same credit risk process that is applied to loans and other credit assets.
W
e also pursue opportunities to reduce our exposure to credit losses on derivative instruments, through collateral and by entering into master netting agreements with counterparties. The credit risk associated with favourable contracts is mitigated by legally enforceable master netting agreements to the extent that unfavourable contracts with the same counterparty must be settled concurrently with favourable contracts.
Exchange-traded derivatives have limited potential for credit exposure, as they are settled net daily with each exchange.
Terms used in the credit risk tables below are as follows:
Replacement cost
captures the loss that would occur if a counterparty were to default in the present or at a future time, assuming that the closeout and replacement of transactions occur instantaneously, assuming no recovery on the value of those transactions in bankruptcy.
Credit risk equivalent
represents the total replacement cost plus an amount representing the potential future credit exposure adjusted by a multiplier 1.4, as outlined in OSFI’s Capital Adequacy Guideline.
Risk-weighted assets
represent the credit risk equivalent, weighted on the basis of the creditworthiness of the counterparty, and considering collateral, netting and other credit risk mitigants, as prescribed by OSFI.

(Canadian $ in millions)			2021			2020
	Replacement cost (1)	Credit risk equivalent (1)	Risk-weighted assets	Replacement cost (1)	Credit risk equivalent (1)	Risk-weighted assets
Interest Rate Contracts
Over-the-counter
Swaps	2,636	6,936	1,422	5,228	10,713	3,380
Forward rate agreements	667	2,545	826	1,153	3,332	1,479
Purchased options	16	72	81	2	55	12
Written options	20	105	70	68	206	150
	3,339	9,658	2,399	6,451	14,306	5,021
Exchange traded
Futures	71	141	3	22	83	2
Purchased options	2	4	–	45	66	1
Written options	2	4	–	3	4	–
	75	149	3	70	153	3
Total interest rate contracts	3,414	9,807	2,402	6,521	14,459	5,024
Foreign Exchange Contracts (2)
Over-the-counter
Swaps	1,087	4,609	987	872	5,581	794
Forward foreign exchange contracts	769	6,649	883	1,032	7,859	823
Purchased options	93	270	104	68	196	95
Written options	11	115	38	5	76	27
	1,960	11,643	2,012	1,977	13,712	1,739
Exchange traded
Futures	1	2	–	1	2	–
Purchased options	15	22	–	12	17	–
Written options	26	37	1	12	18	–
	42	61	1	25	37	–
Total foreign exchange contracts	2,002	11,704	2,013	2,002	13,749	1,739
Commodity Contracts
Over-the-counter
Swaps	4,357	8,183	2,148	1,424	4,215	2,119
Purchased options	1,537	2,601	457	117	746	257
Written options	6	175	51	1	234	74
	5,900	10,959	2,656	1,542	5,195	2,450
Exchange traded
Futures	1,829	3,244	65	635	1,612	33
Purchased options	474	721	14	373	562	11
Written options	463	727	15	221	363	7
	2,766	4,692	94	1,229	2,537	51
Total commodity contracts	8,666	15,651	2,750	2,771	7,732	2,501
Equity Contracts
Over-the-counter	467	9,754	2,663	563	8,010	2,399
Exchange traded	3,873	7,938	159	5,958	10,135	203
Total equity contracts	4,340	17,692	2,822	6,521	18,145	2,602
Credit Contracts	277	721	79	272	741	75
Total	18,699	55,575	10,066	18,087	54,826	11,941

(1)
Replacement cost and credit risk equivalent are presented after the impact of master netting agreements and calculated using the Standardized Approach for Counterparty Credit Risk
(SA-CCR)
in accordance with the Capital Adequacy Requirements (CAR) Guideline issued by OSFI. Table therefore excludes loan commitment derivatives.

(2)	Gold contracts are included in foreign exchange contracts.

Term to Maturity
Our derivative contracts have varying maturity dates. The remaining contractual terms to maturity for the notional amounts of our derivative contracts are set out below:

(Canadian $ in millions)	Term to maturity					2021	2020
	Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	Total notional amounts	Total notional amounts
Interest Rate Contracts
Swaps	1,421,335	1,162,256	710,856	657,830	199,014	4,151,291	4,335,291
Forward rate agreements, futures and options	350,532	138,390	25,879	14,969	2,737	532,507	965,998
Total interest rate contracts	1,771,867	1,300,646	736,735	672,799	201,751	4,683,798	5,301,289
Foreign Exchange Contracts (1)
Swaps	137,841	196,488	121,635	110,545	32,824	599,333	637,501
Forward foreign exchange contracts	474,834	13,016	1,341	208	27	489,426	494,640
Futures	213	9	–	–	–	222	1,608
Options	104,031	8,799	1,959	–	–	114,789	84,413
Total foreign exchange contracts	716,919	218,312	124,935	110,753	32,851	1,203,770	1,218,162
Commodity Contracts
Swaps	12,709	14,622	1,495	66	–	28,892	30,613
Futures	20,577	17,258	1,540	73	–	39,448	39,011
Options	16,358	11,936	384	–	–	28,678	20,792
Total commodity contracts	49,644	43,816	3,419	139	–	97,018	90,416
Equity Contracts	141,028	48,206	14,534	1,780	232	205,780	170,778
Credit Contracts (2)	298	866	9,635	6,325	392	17,516	9,202
Total notional amount	2,679,756	1,611,846	889,258	791,796	235,226	6,207,882	6,789,847
(1) Gold contracts are included with foreign exchange contracts.
(2) Under the
SA-CCR,
excludes loan commitment derivatives.